Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021
Software to be sold, leased or otherwise marketed
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3 years
Minimum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	2 years
Minimum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	2 years
Minimum | Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3 years
Minimum | Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements)
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	50 years
Maximum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	10 years
Maximum | Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Maximum | Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements)
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	44 years